CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
less conversions of notes	$ (14,209,000)	$ (5,639,500)	$ (4,242,490)
less debt discount - BCF	0	(4,308,337)	(2,127,894)
less debt discount - warrants	0	(1,957,590)	(1,025,512)
less debt discount - warrants issued for services	0	(1,056,984)	(823,582)
Convertible notes, net	2,255,066	9,191,155	3,967,578
Convertible Note - Clayton A. Struve
Convertible notes, gross	1,071,000	1,071,000	1,071,000
Convertible Note - Ronald P. Erickson and Affiliates
Convertible notes, gross	1,184,066	1,184,066	1,184,066
2019 Convertible Notes
Convertible notes, gross	4,242,490	4,242,490	4,242,490
2020 Convertible Notes
Convertible notes, gross	0	5,639,500	5,639,500
Q2 2021 Convertible Notes
Convertible notes, gross	14,209,000	14,209,000	0
Bousted Fee Refund (Originally Booked as Contra Debt)
Convertible notes, gross	$ 0	$ 50,000	$ 50,000